SUPPLEMENT DATED SEPTEMBER 5, 2008

                     TO THE VARIABLE ANNUITY PROSPECTUS OF:
                  ALLIANZ CONNECTIONS[SM] DATED JULY 17, 2008
                     ALLIANZ VISION[SM ]DATED JULY 17, 2008
                ALLIANZ VISION[SM] NEW YORK DATED AUGUST 7, 2008

                                   ISSUED BY

   Allianz Life Insurance Company of North America or Allianz Life Insurance
                           Company of New York, and
    Allianz Life Variable Account B or Allianz Life of NY Variable Account C

   This supplement updates certain information contained in the prospectus and should be attached to the prospectus and retained for future reference.

1. EFFECTIVE ON OR ABOUT SEPTEMBER 22, 2008, COLUMBIA MANAGEMENT ADVISORS, LLC WILL REPLACE THE DREYFUS CORPORATION AS THE SUBADVISER TO THE
    AZL[{reg-trade-mark} ] DREYFUS PREMIER SMALL CAP VALUE FUND. IN ADDITION, THE FOLLOWING NAME CHANGE IS EFFECTIVE ON OR ABOUT SEPTEMBER 22, 2008.

NAME EFFECTIVE ON OR ABOUT SEPTEMBER 22, 2008       PREVIOUS NAME
AZL[{reg-trade-mark}] Columbia Small Cap Value Fund AZL[{reg-trade-mark}] Dreyfus Premier Small Cap Value Fund

  The disclosure for the AZL Dreyfus Premier Small Cap Value Fund in the Investment Options table of the prospectus is replaced with the following:

    INVESTMENT       NAME OF   ASSET CATEGORY OBJECTIVE(S)                            PRIMARY INVESTMENTS
MANAGEMENT COMPANY INVESTMENT                                                     (Normal market conditions)
       AND           OPTION
ADVISER/SUBADVISER
Managed by Allianz AZL           Small Cap    Long-term    Invests at least 80% of net assets in equity securities of companies with
Investment         Columbia                   capital      market capitalizations in the range of the companies in the Russell 2000
Management LLC/    Small Cap                  appreciation Value Index{reg-trade-mark} at the time of purchase that the subadviser
Columbia           Value Fund                              believes are undervalued.
Management
Advisors, LLC



2. EFFECTIVE SEPTEMBER 22, 2008, THE ALLIANZ SERVICE CENTER ADDRESS IS CHANGED TO THE FOLLOWING:

       Allianz Service Center
       PO Box 561
       Minneapolis, MN 55440-0561


                                                                    PRO-001-0908

Allianz Life Insurance Company of North America
Stewart D. Gregg
Senior Securities Counsel
5701 Golden Hills Drive
Minneapolis, MN  55416-1297
(763) 765-2913

September 5, 2008

VIA EDGAR

---------

Securities and Exchange Commission
Division of Investment Management
Office of Insurance Products
100 F Street, NE
Washington, D.C. 20549


     RE:     Allianz Life Variable Account B
             File No.  333-139701
             --------------------------------

Dear Sir/Madam:

Accompanying this letter for filing pursuant to Rule 497(e) under the Securities Act of 1933, is the definitive version of the Prospectus Supplement for the above referenced Registrant.

If you have any questions or comments, please feel free to contact the undersigned.


Sincerely,

Allianz Life Insurance Company of North America


By:  /s/  Stewart D. Gregg
    --------------------------------
          Stewart D. Gregg